Prepaid Expenses and Other Current Assets (Details)	Jun. 08, 2021 USD ($)	Jun. 08, 2021 CNY (¥)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	Jan. 13, 2020 USD ($)	Jan. 13, 2020 CNY (¥)
Prepaid Expenses and Other Current Assets [Abstract]
Principal amount	$ 153,193	¥ 1,000,000	$ 204,441	¥ 1,300,000	$ 153,193	¥ 1,000,000
Loan due date	Jul. 15, 2021	Jul. 15, 2021	Mar. 31, 2022	Mar. 31, 2022	Jan. 13, 2021	Jan. 13, 2021
Loan rate per annum	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%